UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/05

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:


/s/ Robert M. Burnat                     New York, NY        July 27, 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $251,228,000


List of Other Included Managers:         NONE

FORM 13F INFORMATION TABLE

                              TITLE OF                 VALUE      SHARES/   SH/   PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP      (x$1000)    PRN AMT   PRN   CALL  DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------       --------   ---------    --------    -------   ---   ----  -------  ----------  -------  ------- ------
ACXIOM CORPCMN                  COM      005125109    2,088,000    100,000   SH           Sole      None      100,000
ART TECHNOLOGY
  GROUP INCCMN                  COM      04289L107      608,000    578,731   SH           Sole      None      578,731
ATLANTIC REALTY TRUSTCMN        COM      048798102    1,676,000     79,809   SH           Sole      None       79,809
BEVERLY ENTERPRISES
  INC(NEW)                      COM      087851309    4,553,000    357,400   SH           Sole      None      357,400
BIO REFERENCE
  LABORATORIES INCCMN           COM      09057G602    3,380,000    243,500   SH           Sole      None      243,500
BOOKS A MILLION INCCMN          COM      098570104       42,000      4,200   SH           Sole      None        4,200
CAPITAL PROPERTIES
  INCCMN CLASS A                COM      140430109    3,259,000    137,800   SH           Sole      None      137,800
CENTRAL PARKING CORPCMN         COM      154785109      997,000     72,500   SH           Sole      None       72,500
CRUZAN INTERNATIONAL INCCMN     COM      228890109    2,253,000     87,500   SH           Sole      None       87,500
DOW-JONES & CO INCCMN           COM      260561105    7,976,000    225,000   SH           Sole      None      225,000
DREYERS GRAND ICE CREAM
  HL INCCMN                     COM      261877104   84,863,000  1,042,542   SH           Sole      None    1,042,542
FARMERS BROTHERS COCMN          COM      307675108      348,000     15,647   SH           Sole      None       15,647
GRIFFIN LAND & NURSERIESCMN
  CLASS A                       COM      398231100    2,500,000    101,500   SH           Sole      None      101,500
GUIDANT CORPORATIONCMN          COM      401698105   13,460,000    200,000   SH           Sole      None      200,000
HASBRO INCCMN                   COM      418056107    1,040,000     50,000   SH           Sole      None       50,000
HOLLINGER INTERNATIONAL
  INCCL-A CLASS A               COM      435569108    5,622,000    561,600   SH           Sole      None      561,600
I-MANY INCCMN                   COM      44973Q103    3,367,000  1,980,534   SH           Sole      None    1,980,534
PUT/JNJ(JNJMK) @55
  EXP01/21/2006                 PUT      478160104       26,000        500   SH   PUT     Sole      None          500
JOHNSON OUTDOORS
  INCCMN CLASS A                COM      479167108   14,191,000    810,000   SH           Sole      None      810,000
KAMAN CORP CL-ACMN CLASS A      COM      483548103      451,000     25,000   SH           Sole      None       25,000
LAWSON SOFTWARE INCCMN          COM      520780107    2,318,000    450,000   SH           Sole      None      450,000
MATTEL INCCMN                   COM      577081102      458,000     25,000   SH           Sole      None       25,000
MAYTAG CORPORATIONCMN           COM      578592107    1,253,000     80,000   SH           Sole      None       80,000
MORGAN STANLEYCMN               COM      617446448    5,772,000    110,000   SH           Sole      None      110,000
MYLAN LABS INCCMN               COM      628530107    5,580,000    290,000   SH           Sole      None      290,000
NEIMAN MARCUS GROUP
  CL-BCMN CLASS B               COM      640204301    6,286,000     65,000   SH           Sole      None       65,000
ORTHOVITA INCCMN                COM      68750U102    2,456,000    625,000   SH           Sole      None      625,000
PC-TEL INCCMN                   COM      69325Q105      668,000     85,300   SH           Sole      None       85,300
PENNICHUCK CORP (NEW)CMN        COM      708254206    1,410,000     73,333   SH           Sole      None       73,333
PRICE COMMUNICATIONS
  CORP NEWCMN                   COM      741437305    4,269,000    246,750   SH           Sole      None      246,750
REGENERATION TECH
  INC DELCMN                    COM      75886N100    1,878,000    300,000   SH           Sole      None      300,000
REGISTER.COM, INCCMN            COM      75914G101      707,000     94,300   SH           Sole      None       94,300
SELECTICA INCCMN                COM      816288104      443,000    144,450   SH           Sole      None      144,450
SUNGARD DATA SYSTEMS,INCCMN     COM      867363103   18,464,000    525,000   SH           Sole      None      525,000
TD BANKNORTH INCCMN             COM      87235A101   21,754,000    730,000   SH           Sole      None      730,000
TOYS R US INC.
  (HOLDING CO)CMN               COM      892335100   16,616,000    627,500   SH           Sole      None      627,500
USG CORP (NEW)CMN               COM      903293405    1,488,000     35,000   SH           Sole      None       35,000
UNOCAL CORPCMN                  COM      915289102    3,903,000     60,000   SH           Sole      None       60,000
CALL/VZ(VBUAI) @45
  EXP01/20/2007                 CALL     92343V104       13,000        500   SH   CALL    Sole      None          500
WESTERN GAS RESOURCES
  INCCMN                        COM      958259103    2,792,000     80,000   SH           Sole      None       80,000